Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Cost:
Beginning balance:	120,543	112,375
- Additions	582	46,421
- Transfer to “Vessel held for sale”	(18,750)	(18,500)
- Disposals	-	(19,753)
Ending balance:	102,375	120,543

Accumulated depreciation:
Beginning balance:	(9,954)	(7,556)
- Depreciation for the period	(3,666)	(7,982)
- Transfer to “Vessel held for sale”	2,942	4,098
- Disposals	-	1,486
Ending balance:	(10,678)	(9,954)

Net book value	91,697	110,589